Consolidated Statements of Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Comprehensive Loss
Revenues		$ 55,263,673	$ 42,283,670	$ 49,230,570
Cost of revenues		44,832,347	37,807,297	43,253,070
Gross Profit		10,431,326	4,476,373	5,977,500
Operating expenses
Selling expenses		221,364	977,201	319,946
General and administrative expenses		8,831,407	955,210	4,655,382
Share based compensation		1,840,000	0	0
Impairment of goodwill and intangible asset		0	11,998,606	9,584,000
Research and development expenses		8,053,400	890,316	327,260
Total operating expenses		18,946,171	14,821,333	14,886,588
Loss from operations		(8,514,845)	(10,344,960)	(8,909,088)
Other income (expenses)
Interest income		117,735	50,732	53,060
Interest expense		(740,400)	(300,125)	(443,262)
Rental income from related party		117,958
Gain from sale property to a related party		545,874
Other income (loss), net		210,176	(39,530)	3,669
Total other income (expenses)		251,343	(288,923)	(386,533)
Loss before income tax expense (credit)		(8,263,502)	(10,633,883)	(9,295,621)
Income tax expense (credit)		2,429,480	(611,655)	363,662
Net loss from continuing operations		(10,692,982)	(10,022,228)	(9,659,283)
Discontinued operation:
Income from discontinued operations, net of tax		0	0	270,479
Loss from disposal of discontinued operations		0	0	(569,891)
Net loss from discontinued operations		0	0	(299,412)
Net loss		(10,692,982)	(10,022,228)	(9,958,695)
Less: net loss attributable to noncontrolling interest from continuing operations		(2,334,853)	(3,501,808)	(3,601,728)
Net loss attributable to common stockholders of Tantech Holdings Ltd		(8,358,129)	(6,520,420)	(6,356,967)
Net loss		(10,692,982)	(10,022,228)	(9,958,695)
Other comprehensive income (loss):
Foreign currency translation adjustment		2,535,599	5,892,311	(5,494,731)
Comprehensive loss		(8,157,383)	(4,129,917)	(15,453,426)
Less: Comprehensive loss attributable to noncontrolling interest		(2,363,473)	(3,707,370)	(3,571,880)
Comprehensive loss attributable to common stockholders of Tantech Holdings Ltd		$ (5,793,910)	$ (422,547)	$ (11,881,546)
Loss from Continuing Operations, Per Basic and Diluted Share	[1]	$ (2.01)	$ (2.21)	$ (2.10)
Loss from Discontinued Operations and Disposal of Discontinued Operations, Per Basic and Diluted Share	[1]			(0.10)
Loss per share - Basic	[1]	(2.01)	(2.21)	(2.20)
Loss per share - Diluted	[1]	$ (2.01)	$ (2.21)	$ (2.20)
Weighted Average Shares Outstanding - Basic, Continuing operations and discontinued operations	[1]	4,148,737	2,956,624	2,885,324
Weighted Average Shares Outstanding - Diluted, Continuing operations and discontinued operations	[1]	4,148,737	2,956,624	2,885,324

[1]	Retroactively restated for one-for-ten reverse split with effective date of February 25, 2022.